Consolidation Of Variable Interest Entities (Narrative) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		May. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012	Aug. 31, 2014
Variable Interest Entity [Line Items]
Consolidated VIEs assets			$ 929,076	$ 1,195,347
Consolidated VIEs non-recourse liabilities			149,768	$ 294,768
Ownership percentage by noncontrolling owners				50.00%
Non-cash purchase of noncontrolling interests				$ 82,300
Payment to acquire joint venture				18,800
Carrying amount by the partner of equity method investment				$ 125,000
Equity method investment ownership percentage of partner				31.25%
Distributions from unconsolidated entities, distributions of capital				$ 125,000
Letters of credit outstanding, amount			424,553
Write offs of option deposits and preacquisition costs			4,613	1,858	$ 2,389
Decrease consolidated inventory and related liabilities			182,352
Non-refundable option deposits and pre-acquisition costs			85,624	129,195
Lennar Homebuilding [Member]
Variable Interest Entity [Line Items]
Investments in unconsolidated entities	[1]		656,837	716,949
Non-cash purchase of noncontrolling interests			0	63,500	0
Distributions from unconsolidated entities, distributions of capital			143,451	158,076	34,030
Rialto Investments [Member]
Variable Interest Entity [Line Items]
Investments in unconsolidated entities	[1]		175,700	154,573
Distributions from unconsolidated entities, distributions of capital			68,914	42,556	83,368
Lennar Multifamily [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs assets						$ 17,869
Investments in unconsolidated entities			105,674	46,301
Distributions from unconsolidated entities, distributions of capital			66,941	38,857	$ 10,626
Morgan Stanley & Co., Inc., [Member]
Variable Interest Entity [Line Items]
Decrease consolidated inventory and related liabilities		$ 155,021
Morgan Stanley & Co., Inc., [Member] | Lennar Homebuilding [Member]
Variable Interest Entity [Line Items]
Consolidated VIEs assets		158,527
Consolidated VIEs non-recourse liabilities		1,573
Morgan Stanley And Company Unconsolidated [Member]
Variable Interest Entity [Line Items]
Decrease consolidated inventory and related liabilities		$ 70,333
Lennar Homebuilding Unconsolidated VIE [Member] | Commitments [Member]
Variable Interest Entity [Line Items]
Lennar's maximum exposure to loss			70,000	90,500
Lennar Homebuilding Unconsolidated VIE [Member] | Recourse Debt [Member]
Variable Interest Entity [Line Items]
Lennar's maximum exposure to loss				15,000
Lennar Multifamily Unconsolidated VIE [Member]
Variable Interest Entity [Line Items]
Letters of credit outstanding, amount			23,391	28,000
Variable interest entities [Member]
Variable Interest Entity [Line Items]
Letters of credit outstanding, amount			$ 34,535	$ 29,865

[1]	Under certain provisions of Accounting Standards Codification (“ASC”) Topic 810, Consolidations, (“ASC 810”) the Company is required to separately disclose on its consolidated balance sheets the assets of consolidated variable interest entities (“VIEs”) that are owned by the consolidated VIEs and liabilities of consolidated VIEs as to which there is no recourse against the Company.As of November 30, 2014, total assets include $929.1 million related to consolidated VIEs of which $11.7 million is included in Lennar Homebuilding cash and cash equivalents, $0.3 million in restricted cash, $0.2 million in Lennar Homebuilding receivables, net, $0.2 million in Lennar Homebuilding finished homes and construction in progress, $208.2 million in Lennar Homebuilding land and land under development, $52.5 million in Lennar Homebuilding consolidated inventory not owned, $23.9 million in Lennar Homebuilding investments in unconsolidated entities, $104.6 million in Lennar Homebuilding other assets, $75.8 million in Rialto cash and cash equivalents, $128.9 million in Rialto loans receivable, net, $128.2 million in Rialto real estate owned held-for-sale, $172.7 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities, $2.1 million in Rialto other assets and $19.2 million in Lennar Multifamily assets.As of November 30, 2013, total assets include $1,195.3 million related to consolidated VIEs of which $8.3 million is included in Lennar Homebuilding cash and cash equivalents, $17.7 million in restricted cash, $2.4 million in Lennar Homebuilding receivables, net, $94.8 million in Lennar Homebuilding land and land under development, $243.6 million in Lennar Homebuilding consolidated inventory not owned, $14.7 million in Lennar Homebuilding investments in unconsolidated entities, $86.8 million in Lennar Homebuilding other assets, $44.8 million in Rialto cash and cash equivalents, $244.0 million in Rialto loans receivable, net, $122.0 million in Rialto real estate owned held-for-sale, $313.8 million in Rialto real estate owned held-and-used, net, $0.7 million in Rialto investments in unconsolidated entities and $1.8 million in Rialto other assets.